Investments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of composition of the investments

		12.31.23		12.31.22
Investment in affiliates		97,134		100,481
Other investments		761		583
	97,895		101,064